Sep. 30, 2016
AB MUNICIPAL INCOME PORTFOLIOS
("Municipal Portfolios")
- AB National Portfolio
- AB High Income Municipal Portfolio
- AB Arizona Portfolio
- AB California Portfolio
- AB Massachusetts Portfolio
- AB Minnesota Portfolio
- AB New Jersey Portfolio
- AB New York Portfolio
- AB Ohio Portfolio
- AB Pennsylvania Portfolio
- AB Virginia Portfolio

Each of the funds listed above is hereinafter referred to as a "Fund" or, collectively, the "Funds".
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Supplement dated April 10, 2017 to the following Prospectuses and Summary Prospectuses, as amended:

Prospectus -------------	Date ------
Municipal Portfolios	September 30, 2016

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For each Fund, the third sentence of the introductory paragraph in the section "Summary Information--Fees and Expenses of the [Fund/Strategy/Portfolio]" is revised to also include reference to "Appendix [B/C]--Financial Intermediary Waivers".

For each Fund, the footnote reading "For Class C shares, the CDSC is 0% after the first year" in the section "Fees and Expenses of the [Fund/Strategy/Portfolio]--Annual [Fund/Strategy/Portfolio] Operating Expenses" is replaced by the following:

For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.

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